STOCKHOLDERS DEFICIT (Tables)	12 Months Ended
Dec. 31, 2022
STOCKHOLDERS DEFICIT
Schedule Of Estimated Number OF Common Share to Be Issued For Conversion Of Preferred Stock
	December 31, 2022*	December 31, 2021**
Estimated number of shares issuable for conversion at $ 162.50 and $3.25 per share at December 31, 2022 and 2021 respectively	16,615	239,138
Estimated number of common shares required to satisfy Conversion Premium using VWAP at period end	3,758,845	3,003,354
	3,775,460	3,242,493

Summary Of Company's Outstanding Warrants
Warrants		Exercise	Expiration	lntrinsic Value at
Outstanding		Price ($)	Date	December 31, 2022

1	(1)	$609,375.00	May 24, 2023	$-
1,000,000	(2)	$100.00	December 30, 2026	$-
1,000,000	(2)	$200.00	December 30, 2026	$-
500,000	(3)	$500.00	December 31, 2026	$-
500,000	(3)	$1,000.00	December 31, 2026	$-
3,000,001				$-